SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

[X] Form 10-K   [ ] Form 20F   [ ] Form 11K   [ ] Form 10Q   [ ] Form N-SAR

For the Period Ended: April 30th, 2002

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form N-SAR
[ ] Transition Report on Form 11-K

For the Transition Period Ended: N/A

Nothing in this Form shall be construed to imply that the Commission has verified any information contained herein. If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Full Name of Registrant:    NECO ENERGY CORPORATION
Former Name, if Applicable: NEW ENERGY CORPORATION
                            UBETIGOLF, INC.

Address of Principal Executive Office (Street and Number)

5580 La Jolla Blvd., Suite 506,
La Jolla, CA 92037-7651

PART II - RULES 12b-25 (b) and (c)

If the subject report could not be filed without reasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual or semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject Quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-259(c) has been attached if applicable)

PART III - NARRATIVE

The Company has had a number of unexpected expenses that has limited its ability to pay for the completion of the 10KSB. The Company hopes to rectify this situation shortly and complete the 10KSB within 15 days of the prescribed due date.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

     Tor Ewald: (619) 615-8647

(2) Have all or other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify reports.

     [X] Yes   [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

     [X] Yes   [ ] No

On November 18th, 2001, New Energy Corporation, a California Corporation, completed an acquisition of Ubetigolf, Inc., a Utah Corporation, which shall significantly change the operations from last year.

Dated: July 29th, 2002


By: /s/ Tor Ewald
    -------------------------
    Tor Ewald
    Secretary